Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets
5. Other current assets
Other current assets consist of the following:

		As of December 31,
		2020	2021
		RMB	RMB	US$
Prepaid expenses		46,683,662	36,116,886	5,667,528
Inventory		91,895,497	15,212,282	2,387,139
Deposits in trust protection fund	5.1	65,272,000	82,872,000	13,004,425
Guarantee deposits held by Funding Partners		58,119,412	63,977,048	10,039,395
Receivables from third party payment service providers	5.2	325,613,031	456,492,520	71,633,638
Receivables from Funding Partners and other service providers		163,011,741	270,647,297	42,470,467
Other account receivables		56,482,783	34,157,040	5,359,985
Receivable from broker for derivative collateral	5.3	—	619,332,499	97,186,784
Others		115,979,798	221,734,167	34,794,930

Total		923,057,924	1,800,541,739	282,544,291
Less: Allowance for other current assets		(160,745,160)	(201,242,068)	(31,579,272)

		762,312,764	1,599,299,671	250,965,019

5.1 According to the relevant PRC regulations, the consolidated trusts are required to deposit 1% of the trusts’ capital to the trust protection fund, which will be released when the trusts are liquidated.
5.2 The Company has accounts with third-party payment service providers mainly to grant and collect loans. The balance of receivables from third-party payment service providers is unrestricted as to withdrawal and use and readily available to the Company on demand.
5.3
Receivable from broker for derivative collateral is RMB
 619
million cash collateral pledged by the company into the account of CITIC for its total return swap contracts.
Other receivables as referred to in the “Fair value measurements of financial instruments” accounting policy consists of deposits in trust protection fund, guarantee deposits held by Funding Partners, receivables from third party payment service providers, accounts receivables and others.
Allowance for other current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at the beginning of the year	27,259,988	160,745,160	25,224,423
Adjustment due to the adoption of ASC 326	4,411,290	—	—
Additions	219,292,278	59,901,259	9,399,815
Charge-offs	(90,218,396)	(19,404,351)	(3,044,966)

Balance at the end of the year	160,745,160	201,242,068	31,579,272